SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation number of shares available for grant	1,279,921
Unrecognized share based compensation expense	$ 90,274
Unrecognized share based compensation expense recognition period	2 years 7 months 17 days
Expected dividend yield	0.00%	0.00%	0.00%
Total fair value of RSUs and PSUs vested	$ 23,762	$ 12,547	$ 5,981